                                               Registration No. 2-94157/811-4146

             As filed with the Securities and Exchange Commission on May 9, 2003


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            -------------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT

                                      under


                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 58


                                       and


                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 59


                            -------------------------

                         MANUFACTURERS INVESTMENT TRUST
                          (formerly NASL Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                                73 Tremont Street
                           Boston, Massachusetts 02108
                    (Address of Principal Executive Offices)

                            -------------------------

                            James D. Gallagher, Esq.
                                    Secretary
                         Manufacturers Investment Trust
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                   Copies to:
                              J. Sumner Jones, Esq.
                              Jones & Blouch L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

                            -------------------------

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b)
---

         on (DATE) pursuant to paragraph (b)
---



 X       60 days after filing pursuant to paragraph (a)(1)
---


         on (date) pursuant to paragraph (a)(1)
---
         75 days after filing pursuant to paragraph (a)(2)
---
         on (date) pursuant to paragraph (a)(2) of Rule 485
---


If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a
---      previously filed post-effective amendment.

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2003

                       FOR MANUFACTURERS INVESTMENT TRUST

                              AMERICAN GROWTH TRUST
                          AMERICAN INTERNATIONAL TRUST
                          AMERICAN GROWTH-INCOME TRUST
                   AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

                         ADDITION OF NEW CLASS OF SHARES

         Effective July ___, 2003, each of the Trust portfolios noted above will offer an additional class of shares, Series I shares. Currently, these portfolios only offer Series II shares.

RULE 12B-1 FEE

     Series I shares are subject to a Rule 12b-1 fee at an annual rate of up to 0.35% of Series I shares average daily net assets. In addition, each master fund pays a Rule 12b-1 fee of .25% of average annual net assets of the master fund. The Rule 12b-1 fees are paid for the sale and distribution of shares and for services provided to shareholders and contract owners.

    Rule 12b-1 fees are paid out of a portfolio's assets (including the assets of Class 2 of the master fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a portfolio and may, over time, be greater than other types of sales charges.

FEES AND EXPENSES FOR EACH PORTFOLIO

         The table below describes the fees and expenses for Series I shares of each portfolio. None of the portfolios or the master funds charge a sales load or surrender fee. The fees and expenses do not reflect the fees and expenses of any variable insurance contract, which may use the Trust as its underlying investment medium. Such fees and expenses are listed in the prospectus for the variable insurance contract.

                                          Annual Expenses (Series I Shares )*
                  (as a percentage of average net assets for the fiscal year ended December 31, 2002)
----------------------------------------------------------------------------------------------------------------------
                                                Management                                             Total Trust
Trust Portfolio                                 Fees            Rule 12b-1 Fees   Other Expenses**     Annual Expenses
---------------                                 ----------      ---------------   ----------------     ---------------
American Growth Trust                           0.380%             0.600%            0.055%            1.035%
American International Trust                    0.570%             0.600%            0.095%            1.265%
American Growth-Income Trust                    0.330%             0.600%            0.055%            0.985%
American Blue Chip Income and                   0.500%             0.600%            0.055%            1.155%
Growth Trust
-----------------------------------------------------------------------------------------------------------------------

*The Table and the Example below each reflect the aggregate annual operating expenses of each portfolio and its corresponding master fund.

**In the case of the portfolio, Other Expenses are based on estimates for the current fiscal year.

         Example of Expenses for Each Portfolio

         The Example is intended to help an investor compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in the portfolio for the time periods indicated and that all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the portfolio's operating expenses remain the same. The Example does not reflect the expenses of any variable insurance contract that may use the Trust as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses maybe higher or lower, based on these assumptions the expenses would be:

         SERIES I SHARES

TRUST PORTFOLIO                                  1 YEAR          3 YEAR          5 YEAR         10 YEAR
---------------                                  ------          ------          ------         -------
American Growth Trust                             $106            $329            $571           $1,265
American International Trust                      $129            $401            $694           $1,528
American Growth-Income Trust                      $100            $314            $544           $1,207
American Blue Chip Income and Growth Trust        $118            $367            $636           $1,403



                  THE DATE OF THIS SUPPLEMENT IS JULY __, 2003



MITSUPP-July __.03

                                     PART A

                                   Prospectus

                         MANUFACTURERS INVESTMENT TRUST
                 73 Tremont Street, Boston, Massachusetts 02108


Manufacturers Investment Trust (the "Trust") is an open-end management investment company, commonly known as a mutual fund, which is sold without a sales charge. Shares of the Trust are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Trust provides a range of investment objectives through seventy-one separate investment portfolios, four of which are described in this prospectus. The names of those portfolios are as follows:

AMERICAN GROWTH TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE PRINCIPAL UNDERWRITER OF THE CONTRACTS. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE TRUST IN ANY STATE WHERE SUCH OFFER OR SALE WOULD BE PROHIBITED.

                   The date of this Prospectus is May 1, 2003.

                         MANUFACTURERS INVESTMENT TRUST

                                TABLE OF CONTENTS

PORTFOLIO DESCRIPTIONS:

INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE .................3
       American Growth Trust ................................................4
       American International Trust ........................................ 4
       American Blue Chip Income and Growth Trust .......................... 5
       American Growth-Income Trust ........................................ 6

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS' INVESTMENTS ................... 6
     Risks of Investing in Certain Types of Securities ..................... 6
     Repurchase Agreements ................................................. 7
     Additional Investment Policies ........................................ 7
PORTFOLIO EXPENSES ......................................................... 8
ADVISORY ARRANGEMENTS ...................................................... 8
MULTIPLE CLASS PRICING; RULE 12B-1 PLANS ...................................11
GENERAL INFORMATION ........................................................11
     Master-Feeder Structure ...............................................11
     Taxes .................................................................11
     Dividends .............................................................12
     Purchase and Redemption of Shares .....................................12
     Additional Information ................................................13

                             PORTFOLIO DESCRIPTIONS:
                 INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND

                                   PERFORMANCE

    The Trust is a series trust which currently has seventy-five separate investment portfolios, four of which are described in this prospectus.

Master-Feeder Structure

         Each portfolio described in this prospectus operates as a "feeder fund" which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each portfolio has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds"). Each portfolio's master fund is listed below:

             TRUST FEEDER FUND                              AMERICAN FUND MASTER FUND
             American Growth Trust                          Growth Fund (Class 2 shares)
             American International Trust                   International Fund (Class 2 shares)
             American Growth-Income Trust                   Growth-Income Fund (Class 2 shares)
             American Blue Chip Income and Growth Trust     Blue Chip Income and Growth Fund (Class 2 shares)

THE PROSPECTUS FOR THE AMERICAN FUND MASTER FUND IS DELIVERED TOGETHER WITH THIS PROSPECTUS.

INVESTMENT OBJECTIVES AND STRATEGIES

    Each portfolio has a stated investment objective which is the same as the objective of the master fund in which it invests. Each master fund pursues this objective through separate investment strategies or policies. There can be no assurance that the portfolio or the master fund will achieve its investment objective. The differences in objectives and policies among the master funds can be expected to affect the return of each portfolio and the degree of market and financial risk to which each portfolio is subject. Additional information about the portfolios' and master funds' investment policies is set forth under "Additional Investment Policies." The investment objective of each portfolio is nonfundamental (i.e., the objective may be changed without the approval of shareholders).

    More complete descriptions of certain other instruments in which the portfolios may invest are set forth in the Statement of Additional Information.

RISKS OF INVESTING IN EACH PORTFOLIO

    Certain risks of investing in each portfolio are set forth in the portfolio descriptions. If these risks materialize, an investor could lose money in the portfolio. The risks of investing in the following types of securities are more fully described below under "Risks of Investing in Certain Types of Securities."

    Equity Securities
    Foreign Securities

    An investment in any of the portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    Portfolio Turnover. Portfolio changes of the master fund will be made without regard to the length of time particular investments may have been held. Unless otherwise noted in the following descriptions, each master fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the master fund. The portfolio turnover rate of each master fund may vary from year to year, as well as within a year.

PERFORMANCE INFORMATION FOR EACH PORTFOLIO

         Performance is not provided for any of the portfolios since they commenced operations in May, 2003.

AMERICAN GROWTH TRUST

ADVISER TO MASTER FUND:    Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:      To seek to make the shareholders investment grow


INVESTMENT STRATEGIES:     The American Growth Trust invests all of its assets
                           in the master fund, Class 2 shares of the Growth
                           Fund, a series of American Funds Insurance Series.
                           The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500 Composite Index.


TEMPORARY DEFENSIVE INVESTING

         The Growth Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Portfolio

- The Growth Fund invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The Growth Fund may invest in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

AMERICAN INTERNATIONAL TRUST

ADVISER TO MASTER FUND:    Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:      To seek to make the shareholders investment grow


INVESTMENT STRATEGIES:     The American International Trust invests all of its
                           assets in the master fund, Class 2 shares of the International Fund, a series of American Funds
                           Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

Temporary Defensive Investing

         The International Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Portfolio

-        The International Fund invests primarily in foreign equity securities.
         The risks of investing in equity securities and foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

ADVISER TO MASTER FUND:    Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:      To seek to produce income exceeding the average yield
                           on U.S. stock generally (as represented by the average yield on the Standard & Poor's 500 Composite
                           Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.


INVESTMENT STRATEGIES:     The American Blue Chip Income and Growth Trust
                           invests all of its assets in the master fund, Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series. The Blue
                           Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in common stocks of larger, non-U.S.
                           companies, so long as they are listed or traded in the U.S. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

Temporary Defensive Investing

         The Blue Chip Income and Growth Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Portfolio

- The Blue Chip Income and Growth Fund invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

-        The Blue Chip Income and Growth Fund may invest in foreign securities.
         The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

AMERICAN GROWTH-INCOME TRUST

ADVISER TO MASTER FUND:    Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:      To seek to make the shareholders investment grow and
                           to provide the shareholder with income over time


INVESTMENT STRATEGIES:     The American Growth-Income Trust invests all of its
                           assets in the master fund, Class 2 shares of the Growth - Income Fund, a series of American Funds
                           Insurance Series. The Growth - Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 composite Index.

Temporary Defensive Investing

         The Growth - Income Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Portfolio

- The Growth - Income Fund invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The Growth - Income Fund may invest in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

                          ADDITIONAL INFORMATION ABOUT
                  THE PORTFOLIOS' AND MASTER FUNDS' INVESTMENTS

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

    The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

EQUITY SECURITIES

    Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate. Even portfolios that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN SECURITIES

    The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

    - Currency Fluctuations. Investments in foreign securities may cause a portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the portfolio could still lose money.

    - Political and Economic Conditions. Investments in foreign securities subject a portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the portfolio from selling its investment and taking the money out of the country.

    - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

    - Nationalization of Assets. Investments in foreign securities subject a portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

    - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

    - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

                                 ---------------

REPURCHASE AGREEMENTS

    Each of the portfolios may enter into repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon.

ADDITIONAL INVESTMENT POLICIES

Additional investment policies of the master funds are set forth in the statement of additional information of the master fund which is available upon request.

                      FEES AND EXPENSES FOR EACH PORTFOLIO

         Only Series II shares of each portfolio are offered for sale through this prospectus. The table below describes the fees and expenses for Series II shares of each portfolio. None of the portfolios or the master funds charge a sales load or surrender fee. The fees and expenses do not reflect the fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. Such fees and expenses are listed in the prospectus for the variable insurance contract.

                                          ANNUAL EXPENSES (SERIES II SHARES )*
                  (as a percentage of average net assets for the fiscal year ended December 31, 2002)
----------------------------------------------------------------------------------------------------------------------
                                                Management                                             Total Trust
Trust Portfolio                                 Fees            Rule 12b-1 Fees   Other Expenses**     Annual Expenses
---------------                                 ----------      ---------------   ----------------     ---------------
American Growth Trust                           0.380%             0.750%            0.055%            1.185%
American International Trust                    0.570%             0.750%            0.095%            1.415%
American Growth-Income Trust                    0.330%             0.750%            0.055%            1.135%
American Blue Chip Income and                   0.500%             0.750%            0.055%            1.305%
Growth Trust
----------------------------------------------------------------------------------------------------------------------

*The Table and the Example below each reflect the aggregate annual operating expenses of each portfolio and its corresponding master fund.

**In the case of the portfolio, Other Expenses are based on estimates for the current fiscal year.

EXAMPLE OF EXPENSES FOR EACH PORTFOLIO

         The Example is intended to help an investor compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in the portfolio for the times periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the portfolio's operating expenses remain the same. The Example does not reflect the expenses of any variable insurance contract that may use the Trust as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses maybe higher or lower, based on these assumptions the expenses would be:

         SERIES II SHARES

TRUST PORTFOLIO                                  1 YEAR          3 YEAR          5 YEAR         10 YEAR
---------------                                  ------          ------          ------         -------
American Growth Trust                              121            376             652            1,437
American International Trust                       144            448             774            1,696
American Growth-Income Trust                       116            361             625            1,380
American Blue Chip Income and Growth Trust         133            414             716            1,573

                                 ---------------

                              ADVISORY ARRANGEMENT

         The portfolios do not have an investment adviser.

         Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to each American Fund master fund and to other mutual funds, including those in The American Funds Group. Capital Research Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research Management Company manages the investment portfolio and business affairs of each American Fund master fund.

         The total management fee paid by each master fund, as a percentage of average net assets, for the fiscal year ended December 31, 2002 is as follows:

Growth Fund                                          0.38%
International Fund                                   0.57%
Blue Chip Income and Growth Fund                     0.50%
Growth-Income Fund                                   0.33%

         Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio.

  The primary portfolio counselors for the Growth Fund are listed below.


                                                                               APPROXIMATE YEARS OF EXPERIENCE AS
                                                                                   AN INVESTMENT PROFESSIONAL
                                                  YEARS OF EXPERIENCE AS      ------------------------------------
PORTFOLIO COUNSELOR                               PORTFOLIO COUNSELOR (AND    WITH CAPITAL  RESEARCH
(FUND TITLE, IF           PRIMARY TITLE WITH      RESEARCH PROFESSIONAL, IF   AND MANAGEMENT COMPANY
APPLICABLE)               INVESTMENT ADVISER      APPLICABLE (APPROXIMATE)    OR AFFILIATES            TOTAL YEARS
---------------           ------------------      -------------------------   ----------------------   -----------
Donald D. O'Neal          Senior Vice             12 Years (plus 4 years                18                   18
(President and Trustee)   President, Capital      prior experience as a
                          Research and            research professional for
                          Management Company      the fund)

Gordon Crawford           Senior Vice President   9 Years (plus 5 years                 32                   32
                          and Director, Capital   prior experience as a
                          Research and            research professional for
                          Management Company      the fund)

James E. Drasdo           Senior Vice             16 Years                              26                   31
                          President, Capital
                          Research and
                          Management Company

J. Blair Frank            Vice President,         3 Years (plus 3 years                  8                   9
                          Capital Research        prior experience as a
                          Company                 research professional for
                                                  the fund)

The primary portfolio counselors for the International Fund are listed below.


                                                                               APPROXIMATE YEARS OF EXPERIENCE AS
                                                                                   AN INVESTMENT PROFESSIONAL
                                                  YEARS OF EXPERIENCE AS      ------------------------------------
PORTFOLIO COUNSELOR                               PORTFOLIO COUNSELOR (AND    WITH CAPITAL  RESEARCH
(FUND TITLE, IF           PRIMARY TITLE WITH      RESEARCH PROFESSIONAL, IF   AND MANAGEMENT COMPANY
APPLICABLE)               INVESTMENT ADVISER      APPLICABLE (APPROXIMATE)    OR AFFILIATES            TOTAL YEARS
---------------           ------------------      -------------------------   ----------------------   -----------
Robert W. Lovelace        President and           9 Years                               18                   18
(Vice President)          Director, Capital
                          Research Company

Alwyn Heong               Senior Vice             7 Years                               11                   15
                          President, Capital
                          Research Company

Darcy B. Kopcho           Director, Capital        1 Year (plus 5 years                 17                   17
                          Research and            prior experience as a
                          Management Company      research professional for
                                                  the fund)

The primary portfolio counselors for the Blue Chip Income and Growth Fund are listed below.


                                                                               APPROXIMATE YEARS OF EXPERIENCE AS
                                                                                   AN INVESTMENT PROFESSIONAL
                                                  YEARS OF EXPERIENCE AS      ------------------------------------
PORTFOLIO COUNSELOR                               PORTFOLIO COUNSELOR (AND    WITH CAPITAL  RESEARCH
(FUND TITLE, IF           PRIMARY TITLE WITH      RESEARCH PROFESSIONAL, IF   AND MANAGEMENT COMPANY
APPLICABLE)               INVESTMENT ADVISER      APPLICABLE (APPROXIMATE)    OR AFFILIATES            TOTAL YEARS
---------------           ------------------      -------------------------   ----------------------   -----------
James K. Dunton,          Senior Vice President   2 Years (since the fund               41                   41
Chairman of the Board     and Director, Capital   began operations)
and Principal Executive   Research and
Officer                   Management Company

Alan N Berro,             Senior Vice             2 Years (since the fund               12                   17
Vice President            President, Capital      began operations)
                          Research Company

C. Ross Sappenfield       Vice President and      2 Years (since the fund               11                   11
                          Director, Capital       began operations)
                          Research Company

The primary portfolio counselors for the Growth - Income Fund are listed below.


                                                                               APPROXIMATE YEARS OF EXPERIENCE AS
                                                                                   AN INVESTMENT PROFESSIONAL
                                                  YEARS OF EXPERIENCE AS      ------------------------------------
PORTFOLIO COUNSELOR                               PORTFOLIO COUNSELOR (AND    WITH CAPITAL  RESEARCH
(FUND TITLE, IF           PRIMARY TITLE WITH      RESEARCH PROFESSIONAL, IF   AND MANAGEMENT COMPANY
APPLICABLE)               INVESTMENT ADVISER      APPLICABLE (APPROXIMATE)    OR AFFILIATES            TOTAL YEARS
---------------           ------------------      -------------------------   ----------------------   -----------
James K. Dunton,          Senior Vice President   19 Years (since the fund              41                   41
Chairman of the Board     and Director, Capital   began operations
and Principal Executive   Research and
Officer                   Management Company

Alan N. Berro, Vice       Senior Vice             7 Years (plus 4 years                 12                   17
President                 President, Capital      prior experience as a
                          Research Company        research professional for
                                                  the fund)

Claudia P. Huntington,    Senior Vice             7 Years (plus 5 years                 28                   30
Vice President            President, Capital      prior experience as a
                          Research and            research professional for
                          Management Company      the fund)

Robert G. O'Donnell       Senior Vice President   13 Years (plus 1 year                 28                   31
                          and Director, Capital   prior experience as a
                          Research and            research professional for
                          Management Company      the fund)

C. Ross Sappenfield       Vice President and      4 Years                               11                   11
                          Director, Capital
                          Research Company

                      MULTICLASS PRICING; RULE 12B-1 PLANS

MULTIPLE CLASSES OF SHARES

    The Trust issues three classes of shares. Only Series II shares are offered through this prospectus.

RULE 12B-1 PLANS

    Series II shares of each portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.50% of Series II share average daily net assets. In addition, each master fund pays a Rule 12b-1 fee of .25% of average annual net assets of the master fund. The Rule 12b-1 fees are paid for the sale and distribution of shares and for services provided to shareholders and contract owners.

    Rule 12b-1 fees are paid out of a portfolio's assets (including the assets of Class 2 of the master fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a portfolio and may, over time, be greater than other types of sales charges.

                               GENERAL INFORMATION

MASTER-FEEDER STRUCTURE

Each master fund may have other shareholders, each of whom will pay their proportionate share of the master fund's expenses. The portfolio has the right to switch master funds or decide to manage its assets directly at any time the Trust Board of Trustees decides it is in the best interest of a portfolio to do so.

TAXES

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

    The Trust intends to take the steps necessary to qualify each portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that each portfolio will so qualify. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income and net capital gain) that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

    Because the Trust complies with the ownership restrictions of Treas. Reg.
Section 1.817-5(f) (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

    If a portfolio failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

     - would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

     - the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

    In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the adviser to the master fund might otherwise believe to be desirable.

FOREIGN INVESTMENTS

    Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes.

TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO THE TRUST

    For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

                                 ---------------

    The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the Statement of Additional Information for additional information on taxes.

DIVIDENDS

    The Trust intends to declare as dividends substantially all of the net investment income, if any, of each portfolio. Dividends from the net investment income and the net capital gain, if any, for each portfolio will be declared not less frequently than annually and reinvested in additional full and fractional shares of that portfolio or paid in cash.

PURCHASE AND REDEMPTION OF SHARES

    Shares of each portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. The Trust sells its shares directly without the use of any underwriter. Shares of each portfolio of the Trust are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

     - trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

     - an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

     - the SEC by order so permits for the protection of security holders of the Trust.

Calculation of Net Asset Value

    The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

         (i) days on which changes in the value of such portfolio's portfolio securities will not materially affect the current net asset value of the shares of the portfolio,

         (ii) days during which no shares of such portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or

         (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset values per share of all portfolios are computed by:

         (i) adding the sum of the value of the securities held by each portfolio plus any cash or other assets it holds,

         (ii) subtracting all its liabilities, and

         (iii) dividing the result by the total number of shares outstanding of that portfolio at such time.

Securities of each master fund are valued at their net asset value.

ADDITIONAL INFORMATION

    Additional information about the Trust is contained in the Statement of Additional Information dated the same date as this Prospectus. The Statement of Additional Information of the Trust is incorporated by reference into this Prospectus. The Statement of Additional Information of the Trust, the Statement of Additional Information of the American Funds Master Fund and other information about the Trust and the American Fund Master Fund are available upon request and without charge by writing the Trust at 73 Tremont Street, Boston, MA 02108 or calling the Trust at (800) 344-1029. Shareholder inquiries should also be directed to this address and phone number.

    Information about the Trust (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at 1-202-942-8090. Reports and other information about the Trust are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section in Washington D.C. 20549-0102.

       The Trust's Investment Company and 1933 Act File Numbers are 811-4146 and
                                                           2-94157 MIT.PRO5/2003

                                     PART B

                       Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                         MANUFACTURERS INVESTMENT TRUST


 This Statement of Additional Information is not a prospectus but should be read in conjunction with the Trust's Prospectus dated May 1, 2003, as amended July ___, 2003 relating to the following four portfolios: American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust. The Trust's prospectus may be obtained from Manufacturers Investment Trust, 73 Tremont Street, Boston, Massachusetts, 02108.



The date of this Statement of Additional Information is July ___,2003.

                                TABLE OF CONTENTS

Master-Feeder Structure                                                2
Additional Risks of Investing in Each Portfolio                        2
Investment Policies and Restrictions                                   3
Portfolio Turnover                                                     5
Management of the Trust                                                6
Investment Management Arrangements                                     12
Distribution; Rule 12b-1 Plans of the Portfolios                       12
Rule 12b-1 Plans of the Master Funds                                   13
Portfolio Brokerage                                                    13
Purchase and Redemption of Shares                                      13
Determination of Net Assets of the Master Fund                         13
Performance Data                                                       13
The Insurance Companies                                                14
History of the Trust                                                   15
Organization of the Trust                                              15
Additional Information Concerning Taxes                                16
Custodian                                                              18
Code of Ethics                                                         18

                             MASTER-FEEDER STRUCTURE

Each portfolio described in this statement of additional information operates as a "feeder fund" which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each portfolio has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds"). Each portfolio's master fund is listed below:

TRUST FEEDER FUND AMERICAN FUND MASTER FUND

American Growth Trust                            Growth Fund (Class 2 shares)
American International Trust                     International Fund (Class 2 shares)
American Blue Chip Income and Growth Trust       Blue Chip Income and Growth Fund (Class 2 shares)
American Growth-Income Trust                     Growth-Income Fund (Class 2 shares)

A portfolio may withdraw its entire investment from a master fund at any time the Board of Trustees decides it is in the best interest of the shareholders ofthe portfolio to do so.

      The Board of Trustees of the master fund formulate the general policies of each master fund and meets periodically to review each master fund's performance, monitor investment activities and practices and discuss other matter affecting each master fund.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUND IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

                 ADDITIONAL RISKS OF INVESTING IN EACH PORTFOLIO

      The following supplements the disclosure in the prospectus regarding the risks of investing in each portfolio.

Each of the portfolios, except the American Blue Chip Income and Growth Trust, may invest in securities of small and medium sized companies. The risks of investing in such securities are set forth below.

SMALL OR UNSEASONED COMPANIES

      - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

      - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

      - Liquidity. The securities 0f small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio's investments to decrease if it needs to sell such securities when there are few interested buyers.

      - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

      - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

      - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

                      INVESTMENT POLICIES AND RESTRICTIONS

      The investment policies and restrictions of each master fund are described in the statement of additional information for the master funds which is delivered together with this statement of additional information.

      REPURCHASE AGREEMENTS

      Each of the portfolios may invest in repurchase agreements. The following information supplements the information in the prospectus regarding repurchase agreements.

      Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a portfolio the opportunity to earn a return on cash that is only temporarily available. A portfolio may enter into a repurchase agreement with banks, brokers or dealers. However, a portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.

      Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

      The portfolios shall engage in a repurchase agreement transactions only with those banks or broker/dealers who meet the portfolios quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:

      -     Federal Reserve System member bank,

      - primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division, or

      - broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

The portfolio will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

      The risk to a portfolio in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation's market value. A portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the Trust might be delayed or limited.

      INVESTMENT RESTRICTIONS

      Each portfolio has adopted the following nonfundamental investment restriction to enable it to invest in its corresponding master fund:

      Notwithstanding any other investment policy of the portfolio, the portfolio may invest all of its net assets in an open-end management investment company having substantially the same investment objective and limitations as the Portfolio.

      Each portfolio has also adopted the same investment restrictions as the master fund in which it invests. Each of the restrictions is fundamental in the case of the master fund. In the case of each portfolio, restrictions 6, 9, 10, 11 and 12 are nonfundamental and all other restrictions are fundamental. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

      When submitting an investment restriction change to the holders of the Trust's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular portfolio if a majority of the outstanding voting securities of the portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

INVESTMENT RESTRICTIONS OF THE AMERICAN GROWTH TRUST, AMERICAN INTERNATIONAL TRUST, AMERICAN GROWTH-INCOME TRUST AND AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

Each portfolio may not:

1. Invest more than 5% of the value of its the total assets in the securities of anyone issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the portfolio's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of its total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies. such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the American International Trust may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6. Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the portfolio will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9. Purchase securities on margin.

10. Sell securities short, except to the extent that the portfolio contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, Straddles, spreads or any combination thereof; except as described above in Investment Restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, the master funds may invest in securities of other managed investment companies if deemed advisable by their officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 13, the portfolios may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

Investment Restrictions That Only May be Changed Upon 60 Days Notice to Shareholders

In order to comply with Rule 35d-1 under the 1940 Act, the following policies of the portfolios are subject to change only upon 60 days' prior notice to shareholders. Any other policy, other than one designated as a fundamental policy, are not subject to this 60 day notice requirement.

AMERICAN GROWTH TRUST, AMERICAN INTERNATIONAL TRUST, AMERICAN GROWTH-INCOME TRUST AND AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

Not subject to 80% rule.

                               PORTFOLIO TURNOVER

The portfolio turnover of the master funds is described in the prospectus for the master funds which is delivered together with the prospectus for the portfolios.

                             MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee and officer oversees all Trust portfolios.

                             DISINTERESTED TRUSTEES

                                     POSITION
NAME, ADDRESS AND                       WITH                      PRINCIPAL OCCUPATION
      AGE                            THE TRUST                   DURING PAST FIVE YEARS
      ---                            ---------                   ----------------------

Don B. Allen                         Trustee            Senior Lecturer, William E. Simon Graduate
73 Tremont Street                                       School of Business Administration,
Boston, MA  02108                    (since             University of Rochester.
Age: 74                              1985)

Charles L. Bardelis                  Trustee            President and Executive Officer, Island
73 Tremont Street                                       Commuter Corp. (Marine Transport).
Boston, MA  02108                    (since
Age: 61                              1988)

Samuel Hoar                          Trustee            Senior Mediator, Arbitrator, Regional
                                                        Manager, JAMS, LLC, August 1999 to date;
73 Tremont Street                    (since             Senior Mediator, Arbitrator, Regional
Boston, MA  02108                    1989)              Director of Professional Services,
Age: 75                                                 J.A.M.S./Endispute, Inc., June 1994 to
                                                        August 1999.

F. David Rolwing                     Trustee            Former Chairman, President and CEO,
73 Tremont Street                                       Montgomery Mutual Insurance Company, 1991
Boston, MA  02108                    (since             to 1999. (Retired 1999).
Age: 68                              1997*)

*Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

 Name, Address and Age              Position with                            Principal Occupation
                                      the Trust                             During Past Five Years

John D. DesPrez III#                  Trustee                Chairman and President, The Manufacturers Life
                                                             Insurance Company (U.S.A.), Executive Vice President,
73 Tremont Street                     (since 2000)           U.S. Operations, Manulife Financial, January 1999 to
Boston, MA  02108                                            date;

Age: 46                                                      President, The Manufacturers Life Insurance Company of
                                                             North America; Senior Vice President, US Annuities,
                                                             Manulife Financial, September 1996 to January , 1999;

                                                             Vice President, Mutual Funds, Manulife Financial,
                                                             January 1995 to September 1996.


John D. Richardson#                   Chairman of            Retired; Former Senior Executive Vice President, U.S.
                                      the Board              Operations, Manulife Financial, January 1999 March 2002
                                      of Trustees            (Retired, March, 2002);
200 Bloor Street East
Toronto, Ontario, Canada             (since 1997)            Executive Vice President and General Manager, U.S.
M4W 1E5                                                      Operations, Manulife Financial, January 1995 to January
Age: 64                                                      1999.

                                                             Director of Manulife Financial Corporation, a publicly
                                                             traded company and the ultimate parent of the adviser.

John R. Ostler*                       Treasurer              Vice President and Chief Financial Officer, U.S.
                                                             Operations, The Manufacturers Life Insurance Company,
                                                             October 1, 2000 to present;
200 Bloor Street East
Toronto, Ontario, Canada              (since 2000)           Vice President and Corporate Actuary, The Manufacturers
M4W 1E5                                                      Life Insurance Company, March 1998 to September 2000;
Age: 50
                                                             Vice President & CFO U.S. Individual Insurance, The
                                                             Manufacturers Life Insurance Company, 1992 to March
                                                             1998;

                                                             Vice President, U.S. Insurance Products, The
                                                             Manufacturers Life Insurance Company, 1990 - 1992;

                                                             Assistant Vice President & Pricing Actuary, U.S.
                                                             Insurance, The Manufacturers Life Insurance Company,
                                                             1988-1990.

James D. Gallagher*                   President              Executive Vice President, The Manufacturers Life
                                                             Insurance Company (U.S.A.), January 1996 to present;
                                    (since 2001)

73 Tremont Street                                            President, The Manufacturers Life Insurance Company of
Boston, MA  02108                                            New York, August 1999 to present;
Age: 48
                                                             Vice President, Secretary and General Counsel, The
                                                             Manufacturers Life Insurance Company of North America,
                                                             June 1994 to date.

Andrew Corselli                       Secretary              Assistant Vice President and Senior Counsel, U.S. Operations
73 Tremont Street                     (since 2002)           Law Department, Manulife Financial, March 2001 to date; The
Boston, MA  02108                                            Prudential Insurance Company of America, Assistant General
                                                             Counsel & Chief of Litigation, June 1988 to June, 2000
Age: 56


#Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

*Affiliated with the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

DUTIES AND COMPENSATION OF TRUSTEES

      The Trust is organized as a Massachusetts business trust. Under the Trust's Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust. The Trustees may appoint officers of the Trust who assist in managing the day-to-day affairs of the Trust.

      The Board of Trustees met four times during the Trust's last fiscal year. The Board also has a standing Audit Committee composed of all of the disinterested Trustees. The Audit Committee met two times during the Trust's last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of independent accountants for the Trust, approve all significant services proposed to be performed by its independent accountants and to consider the possible effect of such services on their independence. The Board of Trustees also has a Nominating Committee composed of all of the disinterested Trustees. The Nominating Committee did not meet to consider any candidates during the last fiscal year. The Nominating Committee will consider nominees recommended by contract owners investing in the Trust. Nominations should be forward to the attention of the Secretary of the Trust at 73 Tremont Street, Boston, MA 02108.

      The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $55,000, a fee of $7,500 for each quarterly meeting of the Trustees that they attend in person and a fee of $3,750 per day for attending any duly constituted in person meeting of the Trustees, other than a quarterly meeting. Trustees are reimbursed for travel and other out-of-pocket expenses. The officers listed above are furnished to the Trust pursuant to the Advisory Agreement described below and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust.

                              COMPENSATION TABLE**

NAMES OF PERSON, POSITION            AGGREGATE COMPENSATION               TOTAL COMPENSATION FROM
                                     FROM TRUST FOR PRIOR                 TRUST COMPLEX FOR PRIOR
                                           FISCAL YEAR*                         FISCAL YEAR*#

DISINTERESTED TRUSTEES
Don B. Allen, Trustee                          $80,000                             $80,000
Charles L. Bardelis,                           $80,000                             $80,000
Trustee
Samuel Hoar, Trustee                           $80,000                             $80,000
F. David Rolwing, Trustee                      $80,000                             $80,000
TRUSTEES AFFILIATED WITH
THE INVESTMENT ADVISER
John D. DesPrez, Trustee                          0                                   0
John D. Richardson, Trustee                       0                                   0

*Compensation received for services as Trustee.

#Trust Complex includes all portfolios of the Trust.

**The Trust does not have a pension or retirement plan for any of its Trustees or officers.

                      TRUSTEE OWNERSHIP OF TRUST PORTFOLIOS

The table below lists the amount of securities of each Trust portfolio beneficially owned by each Trustee as of December 31, 2002. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:

 A     - $0

 B     - $1 up to and including $10,000

 C     - $10,001 up to and including $50,000

 D     - $50,001 up to and including $100,000

 E     - $100,001 or more

                                                                                                   TRUSTEES AFFILIATED WITH
                                                    INDEPENDENT TRUSTEES                            THE INVESTMENT ADVISER
                                     ----------------------------------------------------        -----------------------------

         Trust Portfolio             Don B.        Charles L.    Samuel Hoar     F. David          John D.         John D.
                                     Allen          Bardelis                     Rolwing         Richardson       DesPrez, III
                                     -----          --------                     -------         ----------       ------------
Internet Technologies Trust           A               A               A               A               A               A
Pacific Rim Emerging Markets Trust    A               A               A               A               A               A
Telecommunications Trust              A               A               A               A               A               A
Science and Technology Trust          B               A               A               A               A               A
International Small Cap Trust         B               A               A               A               A               A
Health Sciences Trust                 A               A               A               A               A               A
Aggressive Growth Trust               A               A               A               A               A               A
Emerging Small Company Trust          A               A               A               C               A               A
Small Company Blend Trust             B               A               A               A               A               A
Mid Cap Growth Trust                  A               A               A               A               A               A
Mid Cap Opportunities Trust           A               A               A               A               A               A
Mid Cap Stock Trust                   A               A               A               A               A               A
All Cap Growth Trust                  B               A               A               A               A               A
Financial Services Trust              A               A               A               A               A               A
Overseas Trust                        A               A               A               A               A               A
International Stock Trust             A               A               A               B               A               A
International Value Trust             A               A               A               A               A               A
Capital Appreciation Trust            A               A               A               A               A               A
Strategic Opportunities Trust         B               A               A               A               A               A
Quantitative Mid Cap Trust            A               A               A               C               A               A
Mid-Cap Blend Trust                   A               A               A               A               A               A
Global Equity Trust                   A               A               A               A               A               A
Strategic Growth Trust                A               A               A               A               A               A
All Cap Core Trust (formerly          A               A               A               A               A               A
Growth Trust)
Large Cap Growth Trust                A               A               A               A               A               A
All Cap Value Trust                   A               B               A               A               A               A
Capital Opportunities Trust           A               A               A               A               A               A
Quantitative Equity Trust             B               A               A               C               A               A
Blue Chip Equity Trust                A               A               A               A               A               A
Utilities Trust                       A               A               A               A               A               A
Real Estate Securities Trust          A               C               A               C               A               A

Small Company Value Trust             C               B               A               A               A               A



               TRUST PORTFOLIO         DON B.        CHARLES L.     SAMUEL HOAR       F. DAVID          JOHN D.       JOHN D.
                                       ALLEN         BARDELIS                          ROLWING        RICHARDSON     DESPREZ, III

Mid Cap Value Trust                       A               A               A               A               A               A

Value Trust                               C               A               A               A               A               A

Equity Index Trust                        A               A               A               A               A               A

Tactical Allocation Trust                 A               A               A               A               A               A

Fundamental Value Trust                   A               A               A               A               A               A

Growth & Income Trust                     B               A               A               A               A               A

U.S. Large Cap Value Trust                A               A               A               A               A               A

Equity-Income Trust                       A               A               A               A               A               A

Income & Value Trust                      A               A               A               A               A               A

Balanced Trust                            A               A               A               C               A               A

High Yield Trust                          A               A               A               A               A               A

Strategic Bond Trust                      A               A               A               A               A               A

Global Bond Trust                         A               A               A               A               A               A

Investment Quality Bond Trust             A               A               A               A               A               A

Diversified Bond Trust                    A               A               A               A               A               A

U.S. Government Securities Trust          A               A               A               A               A               A

Money Market Trust                        A               D               A               A               A               A

Small Cap IndexTrust                      A               A               A               A               A               A

Dynamic Growth                            B               A               A               A               A               A

International Index Trust                 A               A               A               A               A               A

Mid Cap IndexTrust                        A               A               A               A               A               A

Total Stock Market Index Trust            A               A               A               A               A               A

500 Index Trust                           A               A               A               A               A               E

Lifestyle Aggressive 1000 Trust           A               A               A               A               A               A

Lifestyle Growth 820 Trust                A               A               A               A               A               A

Lifestyle Balanced 640 Trust              A               A               A               A               A               A

Lifestyle Moderate 460 Trust              A               A               A               A               A               A

Lifestyle Conservative 280 Trust          A               A               A               A               A               A

Small-Mid Cap Growth Trust                A               A               A               A               A               A

Small-Mid Cap Trust                       A               A               A               A               A               A

International Equity Select Trust         A               A               A               A               A               A

Select Growth Trust                       A               A               A               A               A               A



          TRUST PORTFOLIO             DON B.         CHARLES L.     SAMUEL HOAR     F. DAVID           JOHN D.        JOHN D.
                                      ALLEN          BARDELIS                       ROLWING           RICHARDSON     DESPREZ, III

Global Equity Select Trust               A               A               A               A               A               A

Core Value Trust                         A               A               A               A               A               A

High Grade Bond Trust                    A               A               A               A               A               A

ALL TRUST PORTFOLIOS                     E               E               A               E               A               E


                       INVESTMENT MANAGEMENT ARRANGEMENTS

      The portfolio does not have an investment adviser. For information regarding the investment adviser to the master funds see the master fund statement of additional information which is delivered together with this statement of additional information.


                 DISTRIBUTOR; RULE 12B-1 PLANS OF THE PORTFOLIOS

      The Board of Trustees of the Trust have approved a Rule 12b-1 Plan (the "Plan") for Series II shares of the portfolios. The purpose of the Plan is encourage the growth and retention of assets of each portfolio subject to a Plan. [SERIES I SHARES OF EACH PORTFOLIO ARE SUBJECT TO A RULE 12B-1 FEE AT AN ANNUAL RATE OF UP TO 0.35% OF SERIES I SHARE AVERAGE DAILY NET ASSETS.] Series II shares of each portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.50% of Series II share average daily net assets.


      Rule 12b-1 fees are paid to the Trust's distributor and principal underwriter, Manulife Financial Services LLC (the "Distributor").

      To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

-     for any expenses relating to the distribution of the shares of the class,

- for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

- for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

      Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's Adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

      This Plan authorizes any payments in addition to fees described above made by a portfolio to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.

      This Plan also authorizes the direction, payment, allocation and reallocation to any person of brokerage commission ("Allocations") on transactions in portfolio securities for a portfolio ("Transactions") to the extent (i) the Allocations may be deemed to entail a direct or indirect financing of distribution costs because the Allocations are made in circumstances in which sales of annuity, insurance or pension products for which Trust Portfolios serve as investment options may be considered as a factor ("Sales Factor") and (ii) the Transactions are ones that would have been effected in the absence of the Sales Factor and are conducted in a manner consistent with the procedures and limitations set forth in the Trust's registration statement.

      The Plan may not be amended to increase materially the amount to be spent by a portfolio without such shareholder approval as is required by Rule 12b-1 under the 1940 Act (the "Rule"). All material amendments of a

Plan must be approved in the manner described in the Rule. The Plan shall continue in effect (i) with respect to a portfolio only so long as the Plan is specifically approved for that Portfolio at least annually as provided in the Rule and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the Act) of the Trust, (b) incumbent disinterested Trustees select and nominate any new disinterested Trustees of the Trust and (c) any person who acts as legal counsel for the disinterested Trustees is an independent legal counsel. The Plan may be terminated with respect to any Portfolio at any time as provided in the Rule.

                      RULE 12B-1 PLANS OF THE MASTER FUNDS

Each Master Fund has adopted a Plan of Distribution (the "Master Fund Plan") for its Class 2 shares, pursuant to rule 12b-1 under the 1940 Act. Under the Master Fund Plan the funds may pay 0.25% of each fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the funds, provided that the Board of Trustees of the funds has approved the categories of expenses for which payment is being made.

For additional information regarding the Master Fund Plan see the master fund statement of additional information which is delivered together with this statement of additional information.

                               PORTFOLIO BROKERAGE

For information regarding portfolio brokerage of each master fund see the master fund statement of additional information which is delivered together with this statement of additional information.

                        PURCHASE AND REDEMPTION OF SHARES

      The Trust will redeem all full and fractional portfolio shares for cash at the net asset value per share of each portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

- trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

- an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

- the SEC by order so permits for the protection of security holders of the Trust.

               DETERMINATION OF NET ASSET VALUE OF THE MASTER FUND

      For information regarding the determination of net asset value of the master fund see the master fund statement of additional information which is delivered together with the statement of additional information.

                                PERFORMANCE DATA

      Each of the portfolios may quote total return figures in its advertising and sales materials. The figures will always include the average annual total return for the most recent one year period and, when applicable, five and ten year periods and where less than five or ten years, the period since the inception date of the portfolio. Each of the portfolios may also quote total return figures reflecting the historical performance of the master fund from the inception date of the master fund, adjusted to reflect current portfolio expenses.

      The average annual total return is the average annual compounded rate of return that equates the initial amount invested to the market value of such investment on the last day of the period for which such return is calculated. For purposes of the calculation, it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. All recurring fees are reflected in the calculations. There are no non-recurring fees, such as sales loads, surrender charges or account fees, charged by the portfolios. If the period since inception is less than one year, the figures will be based on an aggregate total return rather than an average annual total return.

        TOTAL ANNUALIZED RETURN OF THE PORTFOLIOS AS OF DECEMBER 31, 2002
           (REFLECTING THE HISTORICAL PERFORMANCE OF THE MASTER FUND)*


                                    [SERIES I

                                                                            SINCE INCEPTION OF
                                                                            MASTER FUND OR 10 YEARS     INCEPTION DATE
PORTFOLIO                                           1 YEAR       5 YEAR     WHICHEVER IS SHORTER        OF MASTER FUND
---------                                           ------       ------     -----------------------     --------------

American Growth Trust                              (24.75%)      6.14%        9.83%                     April 30, 1997
American International Trust                       (15.15%)      2.11%        2.40%                     April 30, 1997
American Growth-income Trust                       (18.69%)      3.09%        5.98%                     April 30, 1997
American Blue Chip Income and Growth               (23.45%)        NA       (19.54%)                    July 5, 2001
Trust

*TOTAL ANNUALIZED RETURN OF THE MASTER FUND FROM INCEPTION DATE ADJUSTED TO REFLECT THE EXPENSES OF SERIES I SHARES OF THE PORTFOLIO.

                                   SERIES II]


                                                                                        SINCE INCEPTION OF
                                                                                        MASTER FUND OR 10 YEARS    INCEPTION DATE
PORTFOLIO                                             1 YEAR               5 YEAR       WHICHEVER IS SHORTER       OF MASTER FUND
---------                                             ------               ------       --------------------       --------------
American Growth Trust                                (24.86%)               5.99%                9.67%             April 30, 1997
American International Trust                         (15.30%)               1.95%                2.25%             April 30, 1997
American Growth-Income Trust                         (18.78%)               2.94%                5.82%             April 30, 1997
American Blue Chip Income and Growth                 (23.48%)                NA                (19.62%)            July 5, 2001
Trust

*Total annualized return of the master fund from inception date adjusted to reflect the expenses of Series II shares of the portfolio.

The Trust may also from time to time include in advertising and sales literature the following:

- quotations about the Trust or its portfolios that appear in various publications and media; and

- general discussions of economic theories, including, but not limited to, discussions of how demographics and political trends may effect future financial markets, as well as market or other relevant information.

      The Trust may also from time to time advertise the performance of certain portfolios relative to that of unmanaged indices, including but not limited to the:

-     Dow Jones Industrial Average,

- Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, - S&P 500 Index,

-     Value Line Composite, and

- Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") and World Indices.

      The Trust may also advertise the performance rankings assigned to certain portfolios by various statistical services, including but not limited to:

-     SEI,

- Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis and Variable Insurance Products Performance Analysis,

- Variable Annuity Research and Data Service, Intersec Research Survey of Non-U.S. Equity Fund Returns,

-     Frank Russell International Universe, and

- any other data which may be presented from time to time by analysts such as Dow Jones, Morningstar, Chase International Performance, Wilson Associates, Stanger, CDA Investment Technology, the Consumer Price Index

      ("CPI"), The Bank Rate Monitor National Index, IBC/Donaghue's Average U.S. Government and Agency, or as such data may appear in various publications, including The Wall Street Journal, New York Times, Forbes, Barrons, Fortune, Money Magazine, Financial World and Financial Services Week.

                             THE INSURANCE COMPANIES

      The Trust currently serves as the underlying investment medium for sums invested in variable contracts issued by:

- The Manufacturers Life Insurance Company of New York ("Manulife New York"), formerly First North American Life Assurance Company, a New York stock life insurance company that is a wholly owned subsidiary of Manulife North America. Manulife New York's corporate offices are located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

- The Manufacturers Life Insurance Company (U.S.A.) ("Manufacturers USA"), a stock life insurance company organized under the laws of Pennsylvania and redomesticiated under the laws of Michigan. Manufacturers USA is an indirect wholly owned subsidiary of Manulife Financial and is located at 200 Bloor Street in Toronto, Canada, M4W 1E5.

      Currently, the two insurance companies described above are the only shareholders of the Trust (excluding shares of certain portfolios of the Trust which are held by the Lifestyle Portfolios). Each shareholder holds Trust shares attributable to variable contracts in their separate accounts. The Trust may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. Trust shares are not offered directly to, and may not be purchased directly by members of the public. The paragraph below lists the entities that are eligible to be shareholders of the Trust.

            Entities Eligible to Be Shareholders of the Trust. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, the By-laws of the Trust provide that shares of the Trust may be purchased only by the following eligible shareholders:

(a) separate accounts of Manulife New York, Manufacturers USA or of other insurance companies;

(b)   Manulife New York and Manufacturers USA;

(c)   The investment adviser to the Trust;

(d) any corporation related in a manner specified in Section 267(b) of the Code to Manulife New York, Manufacturers USA or MSS, and

(e)   any trustee of a qualified pension or retirement plan.

      As a matter of operating policy, shares of the Trust may be purchased only by the eligible shareholders of categories (a), (b) and (d).

      Voting of Shares by the Insurance Companies. Manulife New York and Manufacturers USA have the right to vote upon matters that may be voted upon at any Trust shareholders' meeting. These companies will vote all shares of the portfolios of the Trust issued to such companies in proportion to the timely voting instructions received from owners of the contracts participating in separate accounts of such insurance companies registered under the Investment Company Act of 1940. In addition, the Trust will vote all shares of the portfolios issued to Lifestyle Trusts in proportion to such instructions.

      Mixed Variable Annuity and Variable Life Funding. Shares of the Trust may be sold to both variable annuity separate accounts and variable life insurance separate accounts of affiliated insurance companies. The Trust currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a separate account from participation in the Trust.

                              HISTORY OF THE TRUST

      Trust Name Change. Prior to October 1, 1997, the name of the Trust was NASL Series Trust.

      Organization of the Trust. The Trust was originally organized on August 3, 1984 as "NASL Series Fund, Inc." (the "FUND"), a Maryland corporation. Effective December 31, 1988, the Fund was reorganized as a Massachusetts business trust. Pursuant to such reorganization, the Trust assumed all the assets and liabilities of the Fund and carried on its business and operations with the same investment management arrangements as were in effect for the Fund at the time of the reorganization. The assets and liabilities of each of the Fund's separate portfolios were assumed by the corresponding portfolios of the Trust.

                            ORGANIZATION OF THE TRUST

      Classification. The Trust is a no-load, open-end management investment company registered with the SEC under the 1940 Act. Each of the portfolios described in this Statement of Additional Information are diversified for purposes of the 1940 Act.

            Powers of the Trustees of the Trust. Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Trustees.

            The Declaration of Trust authorizes the Trustees of the Trust without shareholder approval to do the following:

- Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share,

- Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof, and

- Issue additional series of shares or separate classes of existing series of shares.

            Shares of the Trust. The shares of each portfolio, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each portfolio have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under "Purchase and Redemption of Shares."

            Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective portfolio and upon liquidation in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular portfolio will be allocated in the manner determined by the Trustees. Accrued liabilities which are not clearly allocable to one or more portfolios will also be allocated among the portfolios in the manner determined by the Trustees.

            Shareholder Voting. Shareholders of each portfolio of the Trust are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the portfolio. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of the Trust may not be binding on a portfolio whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of the Trust do not have cumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.

            Shareholder Liability. Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Trust portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of the affected portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular portfolio would be unable to meet its obligations.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a portfolio and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

Since the portfolios' shareholders are the separate accounts of insurance companies, no discussion is included herein as to the U.S. Federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a portfolio. For information concerning the U.S. Federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations.

The Trust believes that each portfolio will qualify as a regulated investment company under Subchapter M of the Code. If any portfolio of the Trust does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

      A portfolio will be subject to a non-deductible 4% excise tax to the extent that it does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a portfolio that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

To qualify as a regulated investment company, a portfolio must, among other things, derive its income from certain sources. Specifically, in each taxable year a portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies.

To qualify as a regulated investment company, a portfolio must also satisfy certain requirements with respect to the diversification of its assets. A portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the portfolio's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Because the Trust complies with the ownership restriction of Treas. Reg. Section 1.817-5(f) (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

A portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the portfolio, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the portfolio elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a portfolio, such portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

Certain of the portfolios may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a portfolio and defer recognition of certain of the portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), the portfolio may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the portfolio in respect of deferred taxes arising from such distributions or gains. If a portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the portfolio. Alternatively, a portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If a portfolio failed to qualify as a regulated investment company, (i) owners of contracts based on the portfolio would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by portfolios and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the portfolios might otherwise believe to be desirable.

Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

                                    CUSTODIAN

State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Trust assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

                                 CODE OF ETHICS

The Trust has adopted a Code of Ethics that comply with Rule 17j-1 under the 1940 Act. The Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Trust.

                                     PART C

                                OTHER INFORMATION







ITEM 23.  EXHIBITS

(a)(1) Agreement and Declaration of Trust dated September 29, 1988 -- previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on February 28, 1996.

(a)(2) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond Trust" dated May 1, 1989 -- previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on February 28, 1996.

(a)(3) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Conservative, Moderate and Aggressive Asset Allocation Trusts dated May 1, 1989 -- previously filed as exhibit
         (1)(c) to post-effective amendment no. 31 filed on February 28, 1996.

(a)(4) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth & Income Trust dated February 1, 1991 -- previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on February 28, 1996.

(a)(5) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust" dated April 16, 1991 -- previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on February 28, 1996.

(a)(6) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities Trust" dated June 14, 1991 -- previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on February 28, 1996.

(a)(7) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Pasadena Growth Trust, Growth Trust and Strategic Income Trust dated August 7, 1992 -- previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on February 28, 1996.

(a)(8) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the Series of Shares known as the "Growth Trust" to the "Value Equity Trust" dated April 4,1993 -- previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on February 28, 1996.

(a)(9) Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Growth and Income Trust dated December 28, 1994 -- previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on February 28, 1996.

(a)(10) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small/Mid Cap Trust, dated February 1, 1996 -- previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(11) Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Small Cap Trust dated February 1, 1996 -- previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(12) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth Trust dated July 9, 1996 -- previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(13) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Value Trust, High Yield Trust, International Stock Trust, Science & Technology Trust, Balanced Trust, Worldwide Growth Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust, Pacific Rim Emerging Markets Trust, Real Estate Securities Trust, Capital Growth Bond Trust, Equity Index Trust, Common Stock Trust, Lifestyle Conservative 280 Trust, Lifestyle Moderate 460 Trust, Lifestyle Balanced 640 Trust, Lifestyle Growth 820 Trust, Lifestyle Aggressive 1000 Trust -- and Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip Growth Trust" and the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" -- previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 18, 1996.

(a)(14) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small Company Value Trust dated September 30, 1997 -- previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(15) Amendment to the Agreement and Declaration of Trust (name change) -- previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(16) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock -- previously filed as exhibit (a)(15) to post effective amendment no. 41 filed on March 1, 1999.

(a)(17) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Dynamic Growth, Internet Technologies, Tactical Allocation, 500 Index, Mid Cap Index, Small Cap Index, Total Stock Market Index and International Index Trusts -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(a)(18) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Capital Appreciation Trust - previously filed as exhibit (a)(18) to post effective amendment no. 43 filed on August 17, 2000.

(a)(19) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added April 30, 2001 - previously filed as exhibit (a) (19) to post effective amendment no. 45 filed on February 9, 2001.

(a)(20) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 -
         - previously filed as exhibit (a) (20) to post effective amendment no. 47 filed on May 1, 2001.

(a)(20) Form of Establishment and Designation of Classes of Shares - - - previously filed as exhibit (a) (20) to post effective amendment no. 47 filed on May 1, 2001.


(a)(21) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust - Previously filed as exhibit (a)(21) to post effective amendment no. 55 filed on February 14, 2003.

(a)(22) Form of Establishment and Designation of Additional Class of Shares - Previously filed as exhibit (a)(22) to post effective amendment no. 56 filed on February 14, 2003.


(a)(23) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 -Previously filed as exhibit (a)(23) to post effective amendment no. 57 filed on April 22, 2003.



(a)(24) Form of Redesignation of Name for Certain Portfolios - Previously filed as exhibit (a)(24) to post effective amendment no. 57 filed on April 22, 2003.



(A)(25) Form of Establishment and Designation of Additional Class of Shares for American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust - FILED HEREWITH


(b) By-laws of Manufacturers Investment Trust -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(c) Form of Specimen Share Certificate -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(d)(1) Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC - previously filed as exhibit (d)(1) to post-effective amendment no. 41 filed March 1, 1999.

(d)(1)(a) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(1)(b) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding the Capital Appreciation Trust - previously filed as exhibit (d)(1)(b) to post effective amendment no. 43 filed on August 17, 2000.

(d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding the new portfolios to be added April 30, 2001 - previously filed as exhibit (d) (1) (C) to post effective amendment no. 45 filed on February 9, 2001.

(d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding the new portfolios to be added July 16, 2001 - - - previously filed as exhibit (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

(d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding the new portfolios to be added July 16, 2001 - - - previously filed as exhibit (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.


(d)(1)(D) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding the portfolios to be added May 1, 2003 - - Previously filed as exhibit (d)(1)(D) to post effective amendment no. 57 filed on April 22, 2003.


(d)(2) Subadvisory Agreement Between Manufacturers Securities Services, LLC and Wellington Management Company LLP - previously filed as exhibit
         (d)(2) to post effective amendment no. 41 filed March 1, 1999.

(d)(3) Subadvisory Agreement Between Manufacturers Securities Services, LLC and Salomon Brothers Asset Management Inc -- previously filed as exhibit (5)(b)(iii) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(4) Subadvisory Consulting Agreement Between Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited -- previously filed as exhibit (5)(b)(iv) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(5) Subadvisory Agreement between Manufacturers Securities Services, LLC and Founders Asset Management LLC - previously filed as exhibit
         (5)(b)(vi) to post effective amendment no. 40 filed April 30, 1998.

(d)(6) Subadvisory Agreement between Manufacturers Securities Services, LLC and T. Rowe Price Associates, Inc. - previously filed as exhibit (d)(8) to post-effective amendment no. 41 filed March 1, 1999.

(d)(7) Form of Subadvisory Agreement between NASL Financial Services, Inc. and Rowe Price-Fleming International, Inc. adding the International Stock Trust -- previously filed as exhibit (5)(b)(xiv) to post-effective amendment no. 34 filed on October 4, 1996.

(d)(8) Subadvisory Agreement between NASL Financial Services, Inc. and Morgan Stanley Asset Management, Inc. dated October 1, 1996 providing for the Global Equity Trust -- previously filed as exhibit (5)(b)(xv) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(9) Subadvisory Agreement between NASL Financial Services, Inc. and Miller Anderson & Sherrerd, LLP dated October 1, 1996 adding the Value and High Yield Trusts -- previously filed as exhibit (5)(b)(xvi) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(10) Form of Subadvisory Agreement between NASL Financial Services, Inc. and Manufacturers Adviser Corporation dated October 1, 1996 providing for the Money Market Trust -- previously filed as exhibit (5)(b)(xviii) to post-effective amendment no. 34 filed on October 4, 1996.

(d)(11) Form of Amendment to Subadvisory Agreement between NASL Financial Services, Inc. and Manufacturers Adviser Corporation dated December 31, 1996 adding the Pacific Rim Emerging Markets, Common Stock, Real Estate Securities, Equity Index, Capital Growth Bond, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820 and Lifestyle Aggressive 1000 Trusts -- previously filed as exhibit
         (5)(b)(xx) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(11)(a) Form of Amendment to Subadvisory Agreement between NASL Financial Services, Inc. and Manufacturers Adviser Corporation regarding the Lifestyle Trusts - -- previously filed as exhibit (d)(11)(a) to post effective amendment no. 42 filed on March 1, 2000.

(d)(11)(b) Form of Subadvisory Consulting Agreement between Manufacturers Adviser Corporation and State Street Global Advisors regarding the Lifestyle Trusts -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(12) Subadvisory Agreement between Manufacturers Securities Services, LLC and Fidelity Management Trust Company -- previously filed as exhibit
         (d)(14) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(13) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and AXA Rosenberg Investment Management LLC - previously filed as exhibit (d)(15) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(14) Subadvisory Agreement between Manufacturers Securities Services, LLC and A I M Capital Management, Inc. - previously filed as exhibit
         (d)(16) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(15) Subadvisory Agreement between Manufacturers Securities Services, LLC and Capital Guardian Trust Company -- previously filed as exhibit
         (d)(17) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(16) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and Franklin Advisers, Inc. -- previously filed as exhibit (d)(18) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(17) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and Pacific Investment Management Company - previously filed as exhibit (d)(19) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(18) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and State Street Global Advisors - previously filed as exhibit (d)(20) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(19) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and Templeton Investment Counsel, Inc. - previously filed as exhibit (d)(21) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(20) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and Jennison Associates LLC - previously filed as exhibit
         (d)(20) to post-effective amendment no. 43 filed on August 17, 2000

(d)(21) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and (a) Cohen and Steers, (b) Dreyfus, (c) MFS, (d) Davis Select, (e) INVESCO, (f) Lord Abbett, (g) Putnam, (h) FMR and (i) SSgA Funds Management (2 agreements) - previously filed as exhibit (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

(d)(22) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and (a) Allegiance Capital, (b) Kayne Anderson, (c) Lazard Asset Management, (d) Navellier Management, (e) Rorer Asset Management, (f) Roxbury Capital Management - - - previously filed as exhibit (d) (22) to post effective amendment no. 47 filed on May 1, 2001.

(d) (23) Form of Subadvisory Agreement Amendment between Manufacturers Securities Services, LLC and (a) AIM, (b) Capital Guardian, (c) Founders, (d) Franklin Advisors, (e) Janus, (f) MAC, (g) Miller Anderson, (h) Munder, (i) SBAM, (k) SsgA Funds Management, (l) T. Rowe Price. - previously filed as exhibit (d)(23) to post-effective amendment no. 48 filed on March 1, 2002.

(e) Form of Distribution Agreement between Manufacturers Investment Trust and Manulife Financial Services LLC - previously filed as exhibit (e) to post-effective amendment no. 38 filed on March 1, 2002.

(f)      Not Applicable

(g) Custodian Agreement Between NASL Series Fund, Inc. and State Street Bank and Trust Company dated March 24, 1988 -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.


(h) Participation Agreement between the Trust and American Fund Insurance Series dated May 1, 2003 - Filed Herewith

(i)(1) Opinion and Consent of Ropes & Gray dated October 27, 1988. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(2) Opinion and Consent of Tina M. Perrino, Esq. dated April 12, 1991. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(3) Opinion and Consent of Tina M. Perrino, Esq. dated October 22, 1992. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(4) Opinion and Consent of Betsy A. Seel, Esq. dated October 19, 1994. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(5) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(v) to post effective amendment no. 30 filed December 14, 1995.

(i)(6) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(vi) to post effective amendment no. 33 filed July 10, 1996.

(i)(7) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (10)(a)(vii) to post-effective amendment no. 35 filed on December 18, 1996.

(i)(8) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (i)(8) to post-effective amendment no. 41 filed on March 1, 1999.

(i)(9) Opinion and Consent of Betsy Anne Seel, Esq. - previously filed as exhibit (i)(9) to post effective amendment no. 42 filed on March 1, 2000.

(i)(10) Opinion and Consent of Betsy Anne Seel, Esq. - previously filed as exhibit (i)(10) to post-effective amendment no. 44 filed on October 27, 2000.

(i)(11) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 - previously filed as exhibit (i)(11) to post-effective amendment no. 46 filed on April 12, 2001.

(i)(12) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 - previously filed as exhibit (i)(12) to post-effective amendment no. 47 filed on May 1, 2001.


(i)(13)(i) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new to be added May 1, 2003 - Previously filed as exhibit (i)(13) to post effective amendment no. 55 filed on February 14, 2003.



(i)(13)(ii) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios to be added May 1, 2003 - Previously filed as exhibit
         (i)(13) to post effective amendment no. 57 filed on April 22, 2003.



(i)(14) Opinion and Consent of Betsy Anne Seel, Esq. Regarding the new class of shares to be added to American Growth Trust, American International Trust, American Growth-income Trust and American Blue Chip Income and Growth Trust - FILED HEREWITH



(j)      Consent of PricewaterhouseCoopers LLP - (Not Applicable)


(k)

(l)      Not Applicable

(l)      Not Applicable

(m) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred to as Series I and Series II 12b-1 Plans) - previously filed as Exhibit (m) to post-effective amendment no. 49 filed on July 19, 2002.


(m)(1) Rule 12b-1 Plan for Series III - Previously filed as exhibit (m)(1) to post effective amendment no. 57 filed on April 22, 2003.


(n) Rule 18f-3 Plan - previously filed as exhibit (n) to post-effective amendment no. 48 filed on March 1, 2002.


(n)(1)    Amended and Restated Rule 18f-3 Plan - Previously filed as exhibit
         (n)(1) to post effective amendment no. 57 filed on April 22, 2003.


(o)      Not Applicable

(p)(1) Code of Ethics of the Trust, Manufacturers Securities Services, LLC, AXA Rosenberg Investment Management LLC, Capital Guardian Trust Company, Franklin Advisers, Inc., Manufacturers Adviser Corporation, Miller Anderson & Sherrerd, LLP, Morgan Stanley Asset Management Inc., Pacific Investment Management Company, Rowe Price-Fleming International, Inc., Salomon Brothers Asset Management Inc, State Street Global Advisors, T. Rowe Price Associates, Inc., Templeton Investment Counsel, Inc., Wellington Management Company, LLP - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(p)(2) Code of Ethics of Jennison Associates, LLC - previously filed as exhibit (p)(2) to post-effective amendment no. 43 filed on August 17, 2000.

(p)(3) Code of Ethics of Janus Capital Corporation - previously filed as exhibit (p)(4) to post-effective amendment no. 43 filed on August 17, 2000.

(p)(4) Code of Ethics of AIM Capital Management, Inc., Fidelity Management Trust Company, Founders Asset Management LLC - previously filed as exhibit (p)(4) to post-effective amendment no. 44 filed on October 27, 2000.

(p)(5) Code of Ethics of Massachusetts Financial Services Company, Dreyfus Corporation, Davis Select Advisers, L.P., INVESCO Funds Group, Inc., Lord Abbett & Co., Putnam Investment Management, Inc., AIM Capital Management, Inc., Cohen & Steers Capital Management, Inc. Fidelity Management Trust Company - previously filed as exhibits (p)(5) to post effective amendment no. 45 filed on February 9, 2001.

(p)(5) Code of Ethics of Allegiance Capital, Kayne Anderson, Lazard, Navellier Management, Rorer Asset Management, Roxbury Capital Management - - - previously filed as exhibit (P) (5) to post effective amendment no. 47 filed on May 1, 2001.

(p)(7) Code of Ethics of Mercury Advisors - previously filed as exhibit (p)(7) to post effective amendment no. 56 filed on February 14, 2003.


(p)(8)   Code of Ethics of American Fund Insurance Series - Filed Herewith


(q)(1) Powers of Attorney - Don B. Allen, Charles L. Bardelis, Samuel Hoar, Robert J. Myers, Trustees, dated September 27, 1996. previously filed as exhibit (18)(b) to post-effective amendment no. 38 filed September 17, 1997.

(q)(2) Power of Attorney -- John D. DesPrez III, President -- previously filed as exhibit (18)(e) to post-effective amendment no. 34 filed on October 4, 1996.

(q)(3) Power of Attorney -- John D. Richardson, Chairman of the Board, and F. David Rolwing, Trustee -- previously filed as exhibit (18)(e) to post-effective amendment no. 36 filed on April 30, 1997.

(q)(4) Power of Attorney - John D. DesPrez, III, Trustee - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         The Trust has two shareholders:

         (i) The Manufacturers Life Insurance Company of New York ("Manulife New York"),

         (ii)     The Manufacturers Life Insurance Company (U.S.A.) ("Manulife
                  USA").

Manulife New York and Manulife USA hold Trust shares attributable to variable contracts in their respective separate accounts. The Lifestyle Trusts are also shareholders of certain of the non-Lifestyle Trust portfolios. The companies will vote all shares of each portfolio of the Trust issued to such companies in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940. The Trust will vote all shares of a portfolio issued to a Lifestyle Trust in proportion to such instructions.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2002

                                                                                                            JURISDICTION OF
AFFILIATE                                                                      LEGAL ID     % OF EQUITY     INCORPORATION
-------------------------------------------                                    --------     -----------     ---------------
MANULIFE FINANCIAL CORPORATION                                                      2            100            CANADA
  The Manufacturers Life Insurance Company                                          1            100            Canada
     Manulife Bank of Canada                                                       58            100            Canada
     Manulife Financial Services Inc.                                             190            100            Canada
     Manulife Securities International Ltd.                                        79            100            Canada
     Enterprise Capital Management Inc.                                                           20            Ontario
     Cantay Holdings Inc.                                                          51            100            Ontario
     FNA Financial Inc.                                                           115            100            Canada
       Elliot & Page Limited                                                      116            100            Ontario
     NAL Resources Limited                                                        117            100            Alberta
     3550435 Canada Inc.                                                          107            100            Canada
       MFC Insurance Company Limited                                              106            100            Canada
       CMG Life Insurance Company, Inc.                                           104            100            Philippines
         CMG Plans, Inc.                                                          155            100            Philippines
     Manulife Canada Ltd.                                                         157            100            Canada
     1293319 Ontario Inc.                                                         170            100            Ontario
     Manulife International Capital Corporation Limited                           135            100            Ontario
       Golf Town Canada Inc.                                                      145          43.44            Canada
       Regional Power Inc.                                                        136             80            Ontario
                           Addalam Power Corporation (1.)                                         50            Philippines
       VFC Inc.                                                                                27.43            Canada
       Luxell Technologies Inc.                                                                10.24            Ontario
       Avotus Corp.                                                                            10.45            Canada
     Canaccord Holdings Ltd.                                                                   12.82            British Columbia
     3426505 Canada Inc.                                                          161            100            Canada
     First North American Insurance Company                                       111            100            Canada

                                                                                                            JURISDICTION OF
AFFILIATE                                                                      LEGAL ID     % OF EQUITY     INCORPORATION
-------------------------------------------                                    --------     -----------     ---------------
     NAL Resources Management Limited                                             120            100            Canada
     Seamark Asset Management Ltd.                                                118          35.01            Canada
     Resolute Energy Inc.                                                                      11.74            Alberta
     Micro Optics Design Corporation                                                           17.69            Nevada
     Innova LifeSciences Corporation                                                           14.03            Ontario
     PK Liquidating Company I, LLC                                                             18.66            Delaware
     2015401 Ontario Inc.                                                                        100            Ontario
     2015500 Ontario Inc.                                                                        100            Ontario
     PK Liquidating Company II, LLC                                                               18            Delaware
     Cavalier Cable, Inc.(2)                                                                      78            Delaware
     The Manufacturers Investment Corporation                                      87            100            Michigan
       Manulife Reinsurance Limited                                                67            100            Bermuda
       The Manufacturers Life Insurance Company (U.S.A.)                           19            100            Michigan
         Ironside Venture Partners II LLC                                         197            100            Delaware
         ESLS Investment Limited, LLC                                             167             25            Ohio
         The Manufacturers Life Insurance Company of America                       17            100            Michigan
         Manulife Financial Securities LLC                                          5            100            Delaware
         ManuLife Service Corporation                                               7            100            Colorado
         Aegis Analytic Corporation                                                            15.41            Delaware
         Manulife Property Management of Washington, D.C., Inc.                                  100            Wash., D.C.
         Ennal, Inc.                                                              124            100            Ohio
         Dover Leasing Investments, LLC                                           139             99            Delaware
         Manufacturers Securities Services, LLC                                    97             60(3)         Delaware
         The Manufacturers Life Insurance Company of New York                      94            100            New York
         Ironside Venture Partners I LLC                                          196            100            Delaware
           NewRiver Investor Communications Inc.                                               11.97            Delaware
           MCC Asset Management, Inc.                                             186            100            Delaware
         MFC Global Investment Management (U.S.A.) Limited                          6            100            Colorado
         Manulife Leasing Co., LLC                                                                80            Delaware
         Flex Holding, LLC                                                                      27.7            Delaware
           Flex Leasing I, LLC                                                                 99.99            Delaware
         Flex Leasing II, LLC                                                                   19.6            Delaware
         Polymerix Corporation                                                                  18.7            Delaware
         TissueInformatics Inc.                                                                14.71            Delaware
     MFC Global Fund Management (Europe) Limited                                   64            100            U.K.
       MFC Global Investment Management (Europe) Limited                                         100            U.K.
     WT (SW) Properties Ltd.                                                       82            100            U.K.
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                         138            100            Germany
     Manulife International Holdings Limited                                      152            100            Bermuda
       Manulife Provident Funds Trust Company Limited                             163            100            Hong Kong
       Manulife Funds Direct (Barbados) Limited                                    78            100            Barbados
         P.T. Manulife Aset Manajemen Indonesia                                                   55            Indonesia
         Manulife Asset Management (Hong Kong) Limited                                           100            Hong Kong
       Manulife (International) Limited                                            28            100            Bermuda
         The Manufacturers (Pacific Asia) Insurance Company Limited                61            100            Hong Kong
                           Manulife Consultants Limited                                          100            Hong Kong
                           Manulife Financial Shareholdings Limited                              100            Hong Kong
         Manulife Financial Management Limited                                                   100            Hong Kong
         Manulife Financial Group Limited                                                        100            Hong Kong
         Manulife Financial Investment Limited                                                   100            Hong Kong
         Manulife-Sinochem Life Insurance Co. Ltd.                                 43             51            China

                                                                                                            JURISDICTION OF
AFFILIATE                                                                      LEGAL ID     % OF EQUITY     INCORPORATION
-------------------------------------------                                    --------     -----------     ---------------
     Manulife (Vietnam) Limited                                                   188            100            Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                          164            100            Philippines
       Manulife Financial Plans, Inc.                                             187            100            Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                         42             71            Indonesia
       P.T. Buanadaya Sarana Informatika                                                         100            Indonesia
                  P.T. Asuransi Jiwa Arta Mandiri Prima                                          100            Indonesia
     Manulife (Singapore) Pte. Ltd.                                                14            100            Singapore
     Manulife Holdings (Bermuda) Limited                                          147            100            Bermuda
                           Manufacturers Life Reinsurance Limited                  49            100            Barbados
         Manulife Management Services Ltd.                                        191            100            Barbados
         Manufacturers P&C Limited                                                 36            100            Barbados
     Manulife European Holdings (Alberta) Limited                                 146            100            Alberta
       Manulife Hungary Holdings KFT                                              149             99(4)         Hungary
     MLI Resources Inc.                                                           193            100            Alberta
       Manulife Life Insurance Company                                            180             35(5)         Japan
       Manulife Century Investments (Bermuda) Limited                             172            100            Bermuda
         Manulife Century Investments (Luxembourg) S.A.                           173            100            Luxembourg
           Manulife Century Investments (Netherlands) B.V.                        174            100            Netherlands
             Daihyaku Manulife Holdings (Bermuda) Limited                         175            100            Bermuda
             Manulife Century Holdings (Netherlands) B.V.                         195            100            Netherlands
                Kyoritsu Confirm Co., Ltd.                                        179           90.9(6)         Japan
                Manulife Premium Collection Co., Ltd.                             178             57(7)         Japan
     Manulife Holdings (Hong Kong) Limited                                         15            100            Hong Kong
     Manulife (Malaysia) SDN.BHD.                                                  74            100            Malaysia
     Manulife Financial Systems (Hong Kong) Limited                                53            100            Hong Kong
     MF Leasing (Canada) Inc.                                                     169            100            Ontario
     Manulife Data Services Inc.                                                   81            100            Barbados

(1.)    Inactive subsidiaries are noted in italics.

(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(4)     1% of Manulife Hungary Holdings KFT is owned by MLI Resources Inc.

(5) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

(6) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.

(7) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.


ITEM 25. INDEMNIFICATION

      Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      See "Management of the Trust" in the Prospectus and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is herein incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

         Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 are kept by Manufacturers Securities Services, LLC (the successor to NASL Financial Services, Inc.), the Registrant's investment adviser, at its offices at 73 Tremont Street, Boston, Massachusetts 02108, by Fidelity Management & Research Company, the investment subadviser to the Mid Cap Blend, Large Cap Growth and Overseas Trusts, at its offices at 82 Devonshire Street, Boston, MA 02109,

by Wellington Management Company, LLP, the investment subadviser to the Mid Cap Stock, Growth & Income and Investment Quality Bond Trusts, at its offices at 75 State Street, Boston, Massachusetts 02109, by Salomon Brothers Asset Management Inc, the investment subadviser to the U.S. Government Securities and Strategic Bond Trusts, at its offices at 7 World Trade Center, New York, New York 10048,

by Founders Asset Management LLC, the investment subadviser for the International Small Cap and Balanced Trusts, at its offices at 2930 East Third Avenue, Denver, Colorado 80206,

by T. Rowe Price Associates, Inc., the investment subadviser to the Blue Chip Growth, Science & Technology and Equity-Income Trusts, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

by Rowe Price-Fleming International, Inc., the investment subadviser to the International Stock Trust, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

by Morgan Stanley Asset Management Inc., the investment subadviser of the Global Equity Trust, at its offices at 1221 Avenue of the Americas, New York, New York 10020,

by Miller Anderson & Sherrerd, LLP, the investment subadviser to the Value and High Yield Trusts, at its offices at One Tower Bridge, Conshohocken PA 19428,

by Manufacturers Adviser Corporation, the investment subadviser to the Pacific Rim Emerging Markets, Real Estate Securities, Equity Index, International Index, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index, Quantitative Equity, Lifestyle and Money Market Trusts, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5,

by AXA Rosenberg Investment Management LLC, the investment subadviser to the Small Company Value Trust, at its offices at Four Orinda Way, Orinda, California 94563,

by A I M Capital Management, Inc., the investment subadviser to the All Cap Growth and Aggressive Growth Trusts, at its offices at 11 Greenway Plaza, Houston, Texas, 77046, by Capital Guardian Trust Company, the investment subadviser to the Small Company Blend, U.S. Large Cap Value, Income & Value and Diversified Bond Trusts, at its offices at 333 South Hope Street, Los Angeles, California 90071,

by Pacific Investment Management Company, the investment subadviser to the Global Bond and Total Return Trusts, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660,

by Templeton Investment Counsel, Inc., the investment subadviser to the International Value Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

by Franklin Advisers, Inc. the investment adviser to the Emerging Small Company Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

by SSgA Funds Management, Inc., the investment adviser to the Growth Trust and the subadviser consultant to the Lifstyle Trusts, at its offices at One International Place, Boston, Massachusetts 02110.

by Janus Capital Corporation, the investment adviser to the Dynamic Growth Trust, at its offices at 100 Fillmore Street, Denver, Colorado 80206-4928.

by Munder Capital Management, the investment adviser to the Internet Technologies Trust, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Mitchell Hutchins Asset Management Inc., the investment adviser to the Tactical Allocation Trust, at its offices at 51 West 52nd Street, New York, New York 10019.

By Jennison Associates LLC, the investment adviser to the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Cohen & Steers Capital Management, Inc. at 757 3rd Avenue, NY, NY  10017

By Davis Selected Advisers, LP at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Dreyfus Corporation at its offices at 200 Part Avenue, New York, New York 10166.

By Massachusetts Financial Services Company at its offices at 500 Boylston Street, Boston, MA 02116.

By INVESCO Funds Group, Inc. at its offices at 7800 East Union Avenue, Denver, Colorado 80237.

By Lord Abbett & Co. at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Putnam Investment Management, Inc. at its offices at One Post Office Square, Boston, Massachusetts 02109.

By Allegiance Capital, Inc. at its offices at 300 Pacific Coast Highway, Suite 305, Huntington Beach, California 92648.

By Kayne Anderson Rudnick Investment Management, LLC at its offices at 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067.

By Lazard Asset Management at its offices at 30 Rockfeller Plaza, New York, New York 10112-6300.

By Navellier Management, Inc. at its offices at One East Liberty, Third Floor, Reno, NV 89501.

By Rorer Asset Management, LLC at its offices at One Liberty Place, Philadelphiak PA 19103.

By Roxbury Capital Management, LLC at its offices at 100 Wilshire Blvd, Suite 600, Santa Monica, California 90401.

By Mercury Advisors at its offices at Merrill Lynch Investment Managers at 800 Scudder Mill Road, Plainsboro, NJ 08536.

by the Registrant at its principal business offices located at 73 Tremont Street, Boston, Massachusetts 02108 and 500 Boylston Street, Boston, Massachusetts 02116 or

by State Street Bank and Trust Company, the custodian for the Trust, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Previously given.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Manufacturers Investment Trust, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 9th day of May, 2003.


                                          MANUFACTURERS INVESTMENT TRUST
                                                            (Registrant)

                                           By:  /s/ James D. Gallagher
                                                   -----------------------------
                                                   James D. Gallagher, President

Attest:

/s/ Betsy Anne Seel
--------------------------
Betsy Anne Seel, Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities indicated on the 9th day of May, 2003.


*_____________________                      Trustee
Don B. Allen

*_____________________                      Trustee
Charles L. Bardelis

*_____________________                      Trustee
John D. DesPrez, III

*_____________________                      Trustee
Samuel Hoar

*_____________________                      Trustee and Chairman
John D. Richardson

*_____________________                      Trustee
F. David Rolwing

/s/ James D. Gallagher                      President
______________________
James D. Gallagher                          (Chief Executive Officer)



*                                           Treasurer
______________________
John Ostler                                 Treasurer (Principal Financial and
                                            Accounting Officer)



*By  /s/ James D. Gallagher
     ______________________
     James D. Gallagher
     Attorney-in-Fact Pursuant to
     Powers of Attorney

                                    EXHIBITS


(i) Participation Agreement between the Trust and American Fund Insurance Series dated May 1, 2003



(a)(25) Form of Establishment and Designation of Additional Class of Shares for American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust



(i)(14) Opinion and Consent of Betsy Anne Seel, Esq. Regarding the new class of shares to be added to American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust



(p)(8)   Code of Ethics of American Fund Insurance Series